Consolidated Statements of Shareholders' Equity $ in Millions	CAD ($)	Share capital [member] CAD ($) shares	Contributed surplus [member] CAD ($)	Retained earnings [member] CAD ($)	Accumulated other comprehensive income (loss) [member] CAD ($)
Beginning balance at Dec. 31, 2016	$ 1,975.7	$ 871.8	$ 18.7	$ 917.9	$ 167.3
Beginning balance, shares at Dec. 31, 2016 | shares		114,081,229
Net income	97.0			97.0
Other comprehensive income	(117.8)				(117.8)
Total comprehensive income	(20.8)			97.0	(117.8)
Share options exercised for cash	7.9	$ 7.9
Share options exercised for cash, shares		376,160
Share-based compensation expense	4.9		4.9
Shares repurchased under Normal Course Issuer Bid	(14.4)	$ (3.6)		(10.8)
Shares repurchased under Normal Course Issuer Bid, shares | shares		(465,713)
Reclassification of fair value of share options previously expensed		$ 2.1	(2.1)
Dividends declared	(57.0)			(57.0)
Ending balance (Previously stated [member]) at Dec. 31, 2017	1,896.3	878.2	21.5	947.1	49.5
Ending balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017	(24.7)			(23.8)	(0.9)
Ending balance (Adjusted balance [member]) at Dec. 31, 2017	1,871.6	$ 878.2	21.5	923.3	48.6
Ending balance at Dec. 31, 2017	1,896.3
Ending balance, shares (Previously stated [member]) at Dec. 31, 2017 | shares		113,991,676
Ending balance, shares at Dec. 31, 2017 | shares		113,991,676
Net income | Previously stated [member]	21.2
Net income	47.4			47.4
Other comprehensive income | Previously stated [member]	115.1
Other comprehensive income	114.5				114.5
Total comprehensive income | Previously stated [member]	136.3
Total comprehensive income	161.9			47.4	114.5
Share options exercised for cash	6.9	$ 6.9
Share options exercised for cash, shares		338,989
Share-based compensation expense	5.6		5.6
Shares repurchased under Normal Course Issuer Bid	(76.7)	$ (19.1)	(0.5)	(57.1)
Shares repurchased under Normal Course Issuer Bid, shares | shares		(2,470,560)
Reclassification of fair value of share options previously expensed		$ 1.8	(1.8)
Dividends declared	(62.4)			(62.4)
Ending balance at Dec. 31, 2018	$ 1,906.9	$ 867.8	$ 24.8	$ 851.2	$ 163.1
Ending balance, shares at Dec. 31, 2018 | shares		111,860,105